NET REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NET REVENUES [Abstract]
Tuition fee	$ 188,641,628	$ 135,932,251	$ 92,927,773
Certification service fee	4,411,095	2,936,647	2,001,705
Others	182,310	467,433	897,862
Business taxes and surcharges	(4,045,503)	(3,132,314)	(2,993,680)
Total net revenues	$ 189,189,530	$ 136,204,017	$ 92,833,660